Pro Forma Summary (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011 2011 Acquisitions	Dec. 31, 2010 2011 Acquisitions	Dec. 31, 2012 2012 Acquisitions	Dec. 31, 2011 2012 Acquisitions
Business Acquisition [Line Items]
Revenue	$ 268,900	$ 992,247	$ 919,581	$ 1,088,378	$ 1,016,125
Net (loss) income attributable to Bright Horizons Family Solutions Inc.	$ 4,100	$ 7,115	$ (9,136)	$ 10,329	$ 4,804